Financial result (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Finance Income Expense Explanatory [Abstract]
Summary of financial income and financial expenses

Financial income and financial expenses consist of the following:

	Year ended December 31,
	2024	2023	2022
	(Euros in thousands)
Change in fair value of liabilities of warrants	17,264	(2,079)	10,945
Interest income	25,001	13,845	2,476
Foreign currency gains	18,798	5	6,940
Gains on other financial instruments	219	—	—
Other financial income	44,018	13,850	9,416
Interest expenses	(886)	(831)	(1,038)
Foreign currency losses	(435)	(5,633)	(6,500)
Losses on other financial instruments	—	(576)	(741)
Other financial expenses	(1,321)	(7,040)	(8,279)
Financial result	59,961	4,731	12,082